Description of Organization and Business Operations and Liquidity (Details) - USD ($)			1 Months Ended	6 Months Ended	7 Months Ended
	Jan. 14, 2022	Dec. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Shares issued (in Shares)				347,500	347,500
Generating gross proceeds		$ 75,000,000		$ 75,000,000
Private placement units (in Dollars per share)				$ 10
Purchase of shares (in Shares)				1,125,000	1,125,000
Underwriting fees				$ 79,690	$ 2,625,000
Percentage of outstanding				50.00%	50.00%
Net tangible assets				$ 5,000,001	$ 5,000,001
Common stock percentage				20.00%	20.00%
Company’s obligation to redeem				100.00%	100.00%
Dissolution expenses				$ 100,000	$ 100,000
Operating cost				791,154	1,200,956
Working capital amount				$ 503,106	$ 1,393,166
Financial term				1 year	1 year
Lease term				1 year	1 year
Public price (in Dollars per share)					$ 10
Common Stock [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Purchase of shares (in Shares)	224,328
IPO [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Shares issued (in Shares)		7,500,000		7,500,000
Share price (in Dollars per share)				$ 10	10
Private placement units (in Dollars per share)				$ 10	$ 10
Net proceeds	$ 77,276,860			$ 75,000,000
Offering cost				4,788,445	$ 4,788,445
Underwriting fees				1,545,537	1,545,537
Deferred underwriting fee payable				2,704,690	2,704,690
Other cost					538,218
Sale of net proceeds					75,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds	$ 2,276,860
Purchase of shares (in Shares)	227,686
Aggregate amount				1,725,000	1,725,000
Private Placement [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Share price (in Dollars per share)	$ 10
Generating gross proceeds	$ 45,540
Purchase of shares (in Shares)	4,554
Subsequent Event [Member] | Common Stock [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Purchase of shares (in Shares)	224,328
Subsequent Event [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds	$ 2,276,860
Purchase of shares (in Shares)	227,686
Subsequent Event [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Share price (in Dollars per share)	$ 10
Generating gross proceeds	$ 45,540
Purchase of shares (in Shares)	4,554
Sponsor [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds				$ 3,745,000	3,745,000
Business Combination [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Deferred underwriting fee payable					$ 2,704,690
Percentage of aggregate fair market value				80.00%	80.00%
Deposit amount				$ 862,500	$ 862,500
Share price (in Dollars per share)				$ 0.1	$ 0.1
Aggregate amount				$ 1,500,000	$ 1,500,000
Trust account shares (in Dollars per share)				$ 10	$ 10
Business Combination [Member] | IPO [Member]
Description of Organization and Business Operations and Liquidity (Details) [Line Items]
Share price (in Dollars per share)		$ 10		$ 10